Shareholder Report, Holdings (Details) - C000272184 [Member]	Jun. 30, 2026
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.70%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%